Non-controlling interests	12 Months Ended
Dec. 31, 2023
Non-controlling interests.
Non-controlling interests

26 Non-controlling interests

The Group Financial Statements at 31 December 2023 reflect equity of $23m (2022: $21m; 2021: $19m) and total comprehensive income of $6m (2022: $2m; 2021: $3m) attributable to the non-controlling interests in AstraZeneca Pharma India Limited, P.T. AstraZeneca Indonesia, Beijing Falikang Pharmaceutical (China) Co. Limited, and AstraZeneca Algeria Pharmaceutical Industries SPA.

In February 2016, AstraZeneca acquired a 55% controlling stake in Acerta Pharma where the non-controlling interest was subject to put and call options. The put option gave rise to a liability (see Note 20). AstraZeneca exercised its option to acquire the remaining 45% of shares in Acerta Pharma in April 2021.

As part of the acquisition of Alexion in July 2021, a pre-existing non-controlling interest in Caelum Biosciences was recognised (Note 27). This was valued at $150m, the agreed-upon exercise price for the exclusive option to acquire the remaining equity. The option was exercised on 28 September 2021 and the acquisition of Caelum Biosciences closed shortly thereafter on 5 October 2021.